FAIR VALUES OF DEBT INSTRUMENTS AND DERIVATIVE INSTRUMENTS	12 Months Ended
Jan. 03, 2014
Notes to Financial Statements [Abstract]
FAIR VALUES OF DEBT INSTRUMENTS AND DERIVATIVE INSTRUMENTS

NOTE 12. FAIR VALUE OF DEBT INSTRUMENTS AND DERIVATIVE INSTRUMENTS

2011 Credit Facility

As of January 3, 2014 and December 28, 2012, the estimated fair market values of the term loan under our 2011 Credit Facility were approximately $603.2 million and $667.3 million, respectively. The carrying value of this term loan on our Consolidated Balance Sheets as of January 3, 2014 and December 28, 2012 was $605.0 million and $670.0 million, respectively, excluding unamortized issuance costs. The fair value of our term loan as of January 3, 2014 was determined to be at par less issuance fees as the agreement was amended on December 19, 2013 (Level 2).

Senior Notes and Canadian Notes

As of January 3, 2014, the estimated fair market value of the Senior Notes was approximately $983.0 million and the carrying value of these notes on our Consolidated Balance Sheets was $1.0 billion, excluding unamortized discount. As of December 28, 2012, the estimated fair market value of the Senior Notes and Canadian Notes was approximately $1.2 billion and the carrying value of these notes on our Consolidated Balance Sheets was $1.2 billion, excluding unamortized discount and premium. The fair value of the Senior Notes was derived by taking quoted prices of comparable bonds and making an adjustment to reflect our credit to determine the price of the Senior Notes (Level 2) in the trading market and multiplying it by the outstanding balance of the notes.

Derivative Instruments

As of January 3, 2014, there were no derivative instruments outstanding. We have used derivative instruments as a risk management tool and not for trading or speculative purposes. The fair value of each derivative instruments is based on mark-to-market model measurements that are interpolated from observable market data, including spot and forward rates, as of the reporting date and for the duration of each derivative's terms.

Foreign Currency Exchange Contracts

We operate our business globally and our foreign subsidiaries conduct businesses in various foreign currencies. Therefore, we are subject to foreign currency risk. From time to time, we may purchase derivative financial instruments in the form of foreign currency exchange contracts to manage specific foreign currency exposures.

During March and April 2012, we entered into various foreign currency forward contracts with an aggregate notional amount of C$1.25 billion (equivalent to US$1.25 billion as of March 30, 2012) with maturity windows ranging from March 7, 2012 to May 31, 2012. The primary objective of the contracts was to manage our exposure to foreign currency transaction risk related to the funding of our acquisition of Flint in Canadian dollars. These contracts settled during the second quarter of 2012.